Geographic and Other Information (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Revenues Classified by Major Geographic Areas

Revenue, classified by the major geographic areas in which our customers are located, was as follows:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)
United States	$359,889	$409,765	$465,446
International	160,407	220,080	275,869

Total	$520,296	$629,845	$741,315

Schedule of Tangible Long-Lived Assets	The following table presents the amount of tangible long-lived assets by geographic area:

	2014	2015
	(in thousands)
United States	$55,191	$72,025
International	1,646	3,737

Total	$56,837	$75,762